EQUITY TRANSACTIONS QUARTERLY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Stock options issued and outstanding
Optionee	Company Relationship	Shares	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
Howard Farkas	Former Director	1,023,200	Jul 2006	Jul 2006	Satisfied	Jul 2016	$1.25	-
Employees	Employee	40,000	Apr 2011	(1)	(2)	Apr 2021	$3.00	-
Wallick Associates	Consultant	600,000	(3)	(3)	Satisfied	(3)	$1.25	-
		1,663,200
Exercisable June 30, 2012		1,623,200
Notes:
(1) Vests 1/3 at the end of each 12 months from Date of Grant
(2) Satisfactory employee performance during vesting period
(3) Various grant dates of during 2011 and 2012. When granted, the options immediately vested. Expiration is 5 years from the date of grant.

Option valuation process
Expected stock price volatility	78%
Risk-free interest rate	2.64%
Expected option life (years)	2.2 to 5.2
Expected annual dividend yield	0%

Outstanding restricted stock units
Grantee	Company Relationship	RSUs issued	Date of Grant	Vesting Date	Performance Requirement	Exercised to Date
John McKowen	Chairman/CEO	2,480,948	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Gary Barber	President/COO	1,000,000	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Wayne Harding	CFO	700,000	Oct 2010	(1)	(2)	366,666
		500,000	Jan 2012	(1)	(3)	-
John Stroh	Director	220,236	Oct 2010	Jan 2011	n/a	220,236
Jolee Henry	Prior Director	400,000	Oct 2010	Jan 2011	n/a	400,000
Employees (5)	Past & Present Employees	880,000	Various	(1)	(4)	150,000
		8,981,184				1,136,902

Outstanding warrants to purchase common stock
Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Dec 2013	$2.50
Broker Dealer Series B Debt	Placement Agent	170,624	Aug 2011	Aug 2011	Sep 2014	$2.50
Boenning Scattergood	Financial Advisor	250,000	May 2011	May 2011	May 2016	$2.00
Investor Group	Investors	300,000	Feb 2012	Mar 2012	(1)	(1)
Wedbush Securities	Financial Advisor	200,000	June 2012	June 2012	June 2017	$1.20
(1) These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.

No. of Warrants	Exercise Price Per Share	Expiration Date
100,000	$1.00	December 31, 2011*
2,132,800	$2.50	December 31, 2012
170,624	$2.50	September 29, 2014
250,000	$2.50	May 3, 2016

Rights to convertible debt
Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
HCIC Debt holders	Creditors	2,336,731	2010	2010	(1)	(1)
Holders of Series A Debt	Investors	800,000	Feb 2011	Feb 2011	Mar 2014	$2.50
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Jun 2014	$2.50
Holders of Bridge Loan	Investors	(2)	Feb 2012	Feb 2012	(3)	(3)

(1) Expiration is when the note is due which is between January and October 2013. Exercise price is from $1.00 to $1.25/share.

(2) The holders have the right to convert notes at a price discussed in Note 3 so the number of shares issued will be $3,994,000 divided by price per share.

(3) These conversion rights are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.-